COMMITMENTS AND CONTINGENCIES (Q1) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Total original loan commitments	$ 130,684,459	$ 107,292,176
Less: drawn commitments	(97,214,795)	(87,467,057)
Total undrawn commitments	$ 33,469,664	$ 19,825,119